6. Business Concentration and Risks	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Business Concentration and Risks

Note 8 – Business Concentration and Risks

Major Customers

One customer accounted for 28% and 22% of the total accounts receivable as of March 31, 2019 and December 31, 2018, respectively.

Major Vendors

One vendor accounted for 13% and 95% of total accounts payable at March 31, 2019 and December 31, 2018, respectively.

Note 6 – Business Concentration and Risks

Major customers

One customer accounted for 22% and 98% of the total accounts receivable as of December 31, 2018 and 2017, respectively.

Major vendors

One vendor accounted for 95% and 92% of total accounts payable at December 31, 2018 and 2017, respectively.